August 12, 2020

VIA EDGAR

Securities and Exchange Commission

Investment Company Division

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:     Litman Gregory Funds Trust (the "Registrant")

File Nos.: 333-10015 and 811-07763

Ladies and Gentlemen:

On behalf of the Registrant attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement, dated July 23, 2020 to the Prospectus dated April 29, 2020 for the Registrant, as filed electronically via EDGAR with the Securities and Exchange Commission on July 23, 2020 (Accession #0001683863-20-012117).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood Karen Jacoppo-Wood Vice President

cc:John Coughlan